Retirement Benefits – Defined Benefit Obligations (Details) - MXN ($) $ in Thousands		12 Months Ended
	Sep. 30, 2023	Dec. 31, 2023
Retirement Benefits – Defined Benefit Obligations [Line Items]
Past service benefit effect (in Pesos)	$ (29,615)
Normal retirement [Member]
Retirement Benefits – Defined Benefit Obligations [Line Items]
Retirement age		65 years
Employee of service		20 years
Early retirement [Member]
Retirement Benefits – Defined Benefit Obligations [Line Items]
Retirement age		60 years
Employee of service		10 years
Group 2 JAFRA employees [Member]
Retirement Benefits – Defined Benefit Obligations [Line Items]
Employee of service	10 years
Group 1 JAFRA employees [Member]
Retirement Benefits – Defined Benefit Obligations [Line Items]
Retirement age	60 years
Employee of service	10 years
Group 1 JAFRA employees [Member] | Normal retirement [Member]
Retirement Benefits – Defined Benefit Obligations [Line Items]
Retirement age		65 years
Employee of service		20 years
Group 1 JAFRA employees [Member] | Early retirement [Member]
Retirement Benefits – Defined Benefit Obligations [Line Items]
Retirement age		65 years
Employee of service		20 years
Group 2 JAFRA employees [Member]
Retirement Benefits – Defined Benefit Obligations [Line Items]
Retirement age	60 years
Group 2 JAFRA employees [Member] | Normal retirement [Member]
Retirement Benefits – Defined Benefit Obligations [Line Items]
Retirement age		65 years
Employee of service		10 years
Group 2 JAFRA employees [Member] | Early retirement [Member]
Retirement Benefits – Defined Benefit Obligations [Line Items]
Retirement age		60 years
Employee of service		10 years